Investment Securities (Investments, by type and length in continuous loss position) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	$ 1,924			$ 4,271
Gross unrealized losses, less than 12 months	(111)	$ (268)
Estimated fair value, 12 months or more	1,331			686
Gross unrealized losses, 12 months or more	$ (141)	(140)
Percent of Gross unrealized losses, 12 months or more, considered investment grade	0.00%
US Corporate
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	$ 1,317			2,966
Gross unrealized losses, less than 12 months	(90)	(218)
Estimated fair value, 12 months or more	890			433
Gross unrealized losses, 12 months or more	(66)	(67)
State and municipal
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	15			494
Gross unrealized losses, less than 12 months	0	(20)
Estimated fair value, 12 months or more	273			155
Gross unrealized losses, 12 months or more	(52)	(53)
Mortgage-backed Securities, Residential, Subprime, Financing Receivable [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	55
Mortgage and asset-backed
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	506			719
Gross unrealized losses, less than 12 months	(12)	(20)
Estimated fair value, 12 months or more	148			84
Gross unrealized losses, 12 months or more	(21)	(16)
Equity Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	35			36
Gross unrealized losses, less than 12 months	(6)	(6)
Estimated fair value, 12 months or more	0			$ 0
Gross unrealized losses, 12 months or more	0	$ 0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	569
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	31
GE Capital | Equity Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	18		$ 6
Gross unrealized losses, less than 12 months	$ (4)		$ (2)